ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 7 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	September 30, 2023	September 30, 2022
Accrued payroll	$287,846	$-
Service payable	202,494	23,795
Other payables	780,747	517,255
Accrued liabilities and other payables	$1,271,087	$541,050

Service payable represented the advertisement fee the Company collects on behalf of the media companies for customers posting the advertisement on the media channels. The Company submits the advertisement fee to media companies within a short period of time when the Company receives service statement and invoice from the media companies. Other payables were mainly accrued professional fees.